Property, plant and equipment	9 Months Ended
Mar. 31, 2022
Property, plant and equipment
Property, plant and equipment
12	Property, plant and equipment

				Store
		Leasehold	Office	operating	Motor		Constructions
	Apartments	improvements	equipment	equipment	vehicles	Moulds	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Net book value at July 1, 2021	—	34,510	18,805	21,771	1,230	—	—	76,316
Additions	242,639	39,615	14,663	6,463	232	21,407	41,026	366,045
Acquisition of assets through acquisition of a subsidiary	—	—	—	—	—	—	10,276	10,276
Disposals	—	(98)	(1,494)	(839)	(122)	(83)	—	(2,636)
Depreciation	(5,360)	(11,065)	(4,909)	(6,311)	(345)	(11,222)	—	(39,212)
Impairment	—	(6,865)	(1,380)	(2,800)	—	—	—	(11,045)
Exchange adjustment	—	(501)	22	(204)	(8)	—	—	(691)
Net book value at March 31, 2022	237,279	55,596	25,707	18,080	987	10,102	51,302	399,053

Apartments represent the apartments located in the PRC acquired from a third party. As of March 31, 2022, the property ownership certificates of certain apartments were still under processing.

During the nine months ended March 31, 2022, impairment losses recognized were mainly in respect of the leasehold improvements, office equipment and operating equipment of self-operated stores.